SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Depreciation Rates) (Details)	Dec. 31, 2015
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	10.00%
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	20.00%